UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30*

Date of reporting period: August 31, 2015

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Global Bond Fund. The remaining series of the Registrant have a fiscal year end other than November 30.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2015

MFS® GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS

8/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 86.2%
Airlines - 0.1%
Ryanair Ltd., 1.125%, 3/10/23	EUR	550,000	$587,600

Asset-Backed & Securitized - 6.2%
AmeriCredit Automobile Receivables Trust, “A2”, 0.54%, 10/10/17		$1,482,754	$1,481,997
Chesapeake Funding LLC, “A”, FRN, 0.644%, 5/07/24 (z)		1,999,838	2,000,136
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49		2,460,000	2,545,844
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 12/11/49		81,275	81,700
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46		832,830	860,447
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/48		3,104,000	3,075,105
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48		2,500,000	2,497,853
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/48		2,234,604	2,291,450
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.889%, 6/15/39		130,000	133,498
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)		2,040,135	2,035,997
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)		3,503,000	3,531,760
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39		1,250,000	1,295,428
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.508%, 6/17/21 (z)		2,303,490	2,290,752
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17 (n)		797,000	797,277
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/48		3,108,537	3,127,285
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.961%, 6/15/49		880,148	886,682
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.961%, 6/15/49		2,455,705	2,551,654
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.67%, 5/15/21 (z)		1,537,183	1,531,589
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/48		691,382	687,872
Morgan Stanley Capital I Trust, “AM”, FRN, 5.865%, 4/15/49		2,458,000	2,552,547
Volvo Financial Equipment LLC, 2015-1A, “A2”, 0.95%, 11/15/17 (n)		3,240,000	3,241,938
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/48		1,532,563	1,508,117

			$41,006,928
Automotive - 1.6%
Delphi Automotive PLC, 1.5%, 3/10/25	EUR	650,000	$672,067
Ford Motor Credit Co. LLC, 1.461%, 3/27/17		$756,000	752,552
Ford Motor Credit Co. LLC, 2.597%, 11/04/19		1,000,000	984,856
Ford Motor Credit Co. LLC, 3.157%, 8/04/20		2,706,000	2,708,113
General Motors Co., 5.2%, 4/01/45		1,208,000	1,137,922
General Motors Financial Co., Inc., 3.45%, 4/10/22		758,000	720,847
Grupo Antolin Dutch B.V., 5.125%, 6/30/22 (n)	EUR	180,000	202,411
Hyundai Capital America, 2.6%, 3/19/20 (n)		$1,038,000	1,028,129
Lear Corp., 5.375%, 3/15/24		1,000,000	1,015,000
Schaeffler Finance B.V., 3.25%, 5/15/19	EUR	600,000	675,854
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/04/48	EUR	600,000	702,434

			$10,600,185
Biotechnology - 0.3%
Life Technologies Corp., 6%, 3/01/20		$1,780,000	$2,003,643

Broadcasting - 0.6%
Discovery Communications, Inc., 1.9%, 3/19/27	EUR	1,000,000	$955,399
Grupo Televisa S.A.B., 5%, 5/13/45		$750,000	695,640
Myriad International Holdings B.V., 5.5%, 7/21/25 (n)		557,000	552,823
Omnicom Group, Inc., 3.65%, 11/01/24		1,000,000	973,157
ProSiebenSat.1 Media SE, 2.625%, 4/15/21	EUR	800,000	931,823

			$4,108,842

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - 0.8%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		$1,527,000	$1,565,175
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		1,504,000	1,573,560
CRH Finance Ltd., 3.125%, 4/03/23	EUR	650,000	787,735
Masco Corp., 4.45%, 4/01/25		$355,000	354,961
Mohawk Industries, Inc., 2%, 1/14/22	EUR	900,000	1,012,258

			$5,293,689
Business Services - 0.8%
Fidelity National Information Services, Inc., 3.875%, 6/05/24		$1,605,000	$1,498,040
Fiserv, Inc., 2.7%, 6/01/20		1,547,000	1,535,645
MSCI, Inc., 5.75%, 8/15/25 (n)		385,000	392,700
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)		1,630,000	1,574,370

			$5,000,755
Cable TV - 0.8%
CCO Holdings LLC, 5.25%, 9/30/22		$1,600,000	$1,612,800
CCO Safari II LLC, 6.384%, 10/23/35 (n)		654,000	666,222
Comcast Corp., 4.65%, 7/15/42		1,000,000	1,023,937
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)		500,000	496,159
Shaw Communications, 5.65%, 10/01/19	CAD	769,000	660,629
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)		$70,000	69,125
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	350,000	527,569
Time Warner Cable, Inc., 4.5%, 9/15/42		$356,000	285,383

			$5,341,824
Chemicals - 0.7%
CF Industries, Inc., 5.15%, 3/15/34		$1,000,000	$962,484
Huntsman International LLC, 5.125%, 4/15/21	EUR	500,000	570,894
LyondellBasell Industries N.V., 5.75%, 4/15/24		$1,000,000	1,120,443
LyondellBasell Industries N.V., 4.625%, 2/26/55		750,000	645,619
Solvay Finance, FRN, 4.199%, 5/12/49	EUR	700,000	786,549
SPCM S.A., 2.875%, 6/15/23 (n)	EUR	103,000	109,941
Syngenta Finance N.V., 1.875%, 11/02/21	EUR	600,000	703,056

			$4,898,986
Computer Software - 0.1%
VeriSign, Inc., 4.625%, 5/01/23		$1,000,000	$975,000

Computer Software - Systems - 0.2%
Apple, Inc., 3.6%, 7/31/42	GBP	690,000	$1,022,107

Conglomerates - 0.7%
DH Europe Finance S.A., 1%, 7/08/19	EUR	705,000	$796,298
General Electric Co., 1.25%, 5/26/23	EUR	325,000	359,583
Roper Industries, Inc., 1.85%, 11/15/17		$2,000,000	1,999,264
Smiths Group PLC, 1.25%, 4/28/23	EUR	1,000,000	1,058,109
Tyco International Finance S.A., 1.375%, 2/25/25	EUR	325,000	337,975

			$4,551,229
Consumer Services - 0.4%
Priceline Group, Inc., 3.65%, 3/15/25		$467,000	$451,200
Priceline Group, Inc., 1.8%, 3/03/27	EUR	500,000	490,913
Service Corp. International, 5.375%, 5/15/24		$1,507,000	1,567,280

			$2,509,393

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Containers - 0.6%
Ball Corp., 5%, 3/15/22		$1,000,000	$1,015,000
Ball Corp., 5.25%, 7/01/25		455,000	452,725
Crown European Holdings S.A., 3.375%, 5/15/25 (z)	EUR	1,000,000	1,043,599
Rexam PLC, 6.75% to 6/29/17, FRN to 6/29/67	EUR	540,000	608,536
Sealed Air Corp., 4.5%, 9/15/23 (n)	EUR	625,000	722,033

			$3,841,893
Defense Electronics - 0.1%
BAE Systems, 4.125%, 6/08/22	GBP	500,000	$811,597

Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3.5%, 4/01/22		$285,000	$278,940
Molex Electronic Technologies LLC, 3.9%, 4/15/25 (n)		483,000	464,327

			$743,267
Electronics - 0.0%
Tyco Electronics Group S.A., 1.1%, 3/01/23	EUR	175,000	$187,442

Emerging Market Quasi-Sovereign - 1.0%
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)		$1,657,000	$1,603,802
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		1,740,000	1,787,711
Petroleos Mexicanos, 4.25%, 1/15/25		1,000,000	945,900
Petroleos Mexicanos, 4.5%, 1/23/26 (n)		558,000	530,128
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/25 (n)		2,000,000	1,913,200

			$6,780,741
Emerging Market Sovereign - 1.9%
Dominican Republic, 5.5%, 1/27/25 (n)		$1,584,000	$1,568,160
Dominican Republic, 8.625%, 4/20/27		1,394,000	1,655,375
Republic of Indonesia, 8.375%, 3/15/24	IDR	36,817,000,000	2,559,659
Republic of Indonesia, 7.875%, 4/15/19	IDR	39,369,000,000	2,749,525
Republic of Indonesia, 2.875%, 7/08/21	EUR	550,000	609,468
Republic of Kazakhstan, 5.125%, 7/21/25 (n)		$201,000	196,226
Russian Federation, 4.875%, 9/16/23 (n)		200,000	191,276
United Mexican States, 3.625%, 3/15/22		2,880,000	2,887,200

			$12,416,889
Energy - Independent - 0.4%
Anadarko Petroleum Corp., 6.375%, 9/15/17		$1,500,000	$1,622,916
Concho Resources, Inc., 6.5%, 1/15/22		976,000	995,725

			$2,618,641
Energy - Integrated - 0.4%
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	600,000	$731,932
Shell International Finance B.V., 2.125%, 5/11/20		$994,000	987,426
TOTAL S.A., 2.625% to 2/26/25, FRN to 2/26/49	EUR	600,000	632,683

			$2,352,041
Entertainment - 0.2%
Carnival Corp., 1.875%, 12/15/17		$1,106,000	$1,105,140

Financial Institutions - 0.9%
CIT Group, Inc., 5.25%, 3/15/18		$2,000,000	$2,077,500
General Electric Capital Corp., 1%, 1/08/16		2,000,000	2,003,176
Icahn Enterprises LP, 5.875%, 2/01/22		1,589,000	1,605,287

			$5,685,963

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - 1.6%
Coca-Cola Co., 4.25%, 11/16/16	EUR	500,000	$585,482
Coca-Cola Co., 0.75%, 3/09/23	EUR	450,000	484,182
Coca-Cola Co., 1.125%, 3/09/27	EUR	400,000	413,695
Coca-Cola Enterprises, Inc., 1.875%, 3/18/30	EUR	575,000	567,990
Constellation Brands, Inc., 4.25%, 5/01/23		$1,301,000	1,308,806
J.M. Smucker Co., 2.5%, 3/15/20 (n)		1,182,000	1,176,104
J.M. Smucker Co., 4.375%, 3/15/45 (n)		195,000	180,234
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (n)		235,000	227,950
Kraft Foods Group, Inc., 2.25%, 6/05/17		2,000,000	2,020,164
Kraft Heinz Co., 5%, 7/15/35 (n)		305,000	315,287
Kraft Heinz Foods Co., 3.5%, 7/15/22 (n)		600,000	605,661
Mondelez International, Inc., 2.375%, 3/06/35	EUR	125,000	122,286
PepsiCo, Inc., 3.1%, 7/17/22		$1,888,000	1,911,830
Tyson Foods, Inc., 5.15%, 8/15/44		750,000	769,123

			$10,688,794
Food & Drug Stores - 0.6%
CVS Health Corp., 3.375%, 8/12/24		$1,500,000	$1,470,404
CVS Health Corp., 4.875%, 7/20/35		362,000	373,484
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19		1,000,000	1,000,939
Walgreens Boots Alliance, Inc., 4.5%, 11/18/34		967,000	891,306

			$3,736,133
Forest & Paper Products - 0.2%
International Paper Co., 6%, 11/15/41		$750,000	$797,807
Smurfit Kappa Acquisitions, 2.75%, 2/01/25 (z)	EUR	750,000	805,002

			$1,602,809
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 5.625%, 3/01/21		$1,500,000	$1,629,254

Insurance - 0.8%
American International Group, Inc., 3.75%, 7/10/25		$1,186,000	$1,191,229
American International Group, Inc., 4.875%, 6/01/22		561,000	612,052
Aviva PLC, FRN, 5.7%, 11/03/48	EUR	600,000	674,304
CNP Assurances S.A., 6% to 2020, FRN to 9/14/40	EUR	600,000	760,373
Delta Lloyd Levensverzek, FRN, 9%, 8/29/42	EUR	650,000	880,640
Unum Group, 4%, 3/15/24		$1,000,000	1,032,869

			$5,151,467
Insurance - Health - 0.2%
UnitedHealth Group, Inc., 2.7%, 7/15/20		$1,554,000	$1,574,440

Insurance - Property & Casualty - 0.6%
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	300,000	$465,345
Berkshire Hathaway, Inc., 1.625%, 3/16/35	EUR	475,000	445,153
CNA Financial Corp., 5.875%, 8/15/20		$1,000,000	1,126,902
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24		1,000,000	989,166
QBE Capital Funding IV LP, 7.5% to 2021, FRN to 5/24/41	GBP	450,000	766,849

			$3,793,415
International Market Quasi-Sovereign - 0.1%
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		$769,000	$824,368

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - 38.0%
Federal Republic of Germany, 2.5%, 7/04/44	EUR	3,149,000	$4,389,748
Federal Republic of Germany, 6.25%, 1/04/30	EUR	3,213,000	6,092,700
Government of Australia, 5.75%, 5/15/21	AUD	12,493,000	10,598,002
Government of Canada, 3.25%, 6/01/21	CAD	2,565,000	2,205,869
Government of Canada, 2.5%, 6/01/24	CAD	7,000,000	5,825,547
Government of Canada, 5.75%, 6/01/33	CAD	4,156,000	4,889,681
Government of Canada, 4%, 6/01/41	CAD	1,129,000	1,158,735
Government of Japan, 1.8%, 3/20/43	JPY	386,100,000	3,492,113
Government of Japan, 1.1%, 6/20/20	JPY	3,028,650,000	26,206,497
Government of Japan, 2.1%, 9/20/24	JPY	949,950,000	9,079,041
Government of Japan, 2.2%, 9/20/27	JPY	1,670,900,000	16,445,069
Government of Japan, 1.5%, 3/20/34	JPY	1,594,000,000	14,132,279
Government of Japan, 2.4%, 3/20/37	JPY	379,950,000	3,815,045
Government of Japan, 2%, 3/20/52	JPY	176,700,000	1,655,312
Government of New Zealand, 5.5%, 4/15/23	NZD	13,019,000	9,676,820
Kingdom of Belgium, 4%, 3/28/32	EUR	3,557,000	5,315,504
Kingdom of Denmark, 1.5%, 11/15/23	DKK	10,168,000	1,626,716
Kingdom of Norway, 3.75%, 5/25/21	NOK	44,700,000	6,222,272
Kingdom of Norway, 3%, 3/14/24	NOK	26,028,000	3,547,533
Kingdom of Spain, 5.4%, 1/31/23	EUR	5,226,000	7,372,258
Kingdom of Spain, 5.5%, 7/30/17	EUR	9,077,000	11,219,202
Kingdom of Spain, 4.6%, 7/30/19	EUR	5,964,000	7,692,362
Kingdom of Spain, 5.15%, 10/31/28	EUR	2,372,000	3,444,185
Kingdom of Sweden, 3.5%, 6/01/22	SEK	12,430,000	1,780,371
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	2,720,000	4,576,083
Republic of Austria, 1.75%, 10/20/23	EUR	791,000	956,765
Republic of France, 6%, 10/25/25	EUR	3,321,000	5,462,158
Republic of France, 4.75%, 4/25/35	EUR	1,591,000	2,644,739
Republic of France, 4.5%, 4/25/41	EUR	1,011,000	1,712,598
Republic of Italy, 5.5%, 9/01/22	EUR	6,255,000	8,863,935
Republic of Italy, 5.25%, 8/01/17	EUR	14,314,000	17,615,694
Republic of Italy, 3.75%, 3/01/21	EUR	10,599,000	13,558,781
Republic of Italy, 4.75%, 9/01/28	EUR	2,372,000	3,375,118
United Kingdom Treasury, 5%, 3/07/18	GBP	735,000	1,248,166
United Kingdom Treasury, 8%, 6/07/21	GBP	4,783,000	9,986,568
United Kingdom Treasury, 4.25%, 12/07/27	GBP	1,025,000	1,941,180
United Kingdom Treasury, 4.25%, 3/07/36	GBP	2,310,000	4,547,798
United Kingdom Treasury, 3.25%, 1/22/44	GBP	2,320,000	4,044,455
United Kingdom Treasury, 3.75%, 7/22/52	GBP	874,000	1,746,852
United Kingdom Treasury, 4%, 1/22/60	GBP	398,000	864,276

			$251,028,027
Internet - 0.1%
Baidu, Inc., 3%, 6/30/20		$565,000	$560,924

Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/20	CAD	558,000	$422,377
Province of Manitoba, 4.15%, 6/03/20	CAD	490,000	419,949

			$842,326
Major Banks - 4.0%
ABN AMRO Bank N.V., 1.8%, 6/04/18 (n)		$1,764,000	$1,758,835
ABN AMRO Bank N.V., 7.125%, 7/06/22	EUR	400,000	563,793
Bank of America Corp., 2%, 1/11/18		$1,500,000	1,499,861
Bank of America Corp., 3.95%, 4/21/25		1,415,000	1,369,770

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - continued
Bank of America Corp., FRN, 6.1%, 3/17/25		$541,000	$528,151
Barclays Bank PLC, 6%, 1/14/21	EUR	450,000	602,091
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	300,000	495,746
Credit Agricole S.A., 7.375%, 12/18/23	GBP	300,000	570,162
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/26/49	EUR	500,000	664,874
Goldman Sachs Group, Inc., 4%, 3/03/24		$2,000,000	2,045,796
Goldman Sachs Group, Inc., 3.5%, 1/23/25		1,028,000	1,004,620
Huntington National Bank, 2.4%, 4/01/20		540,000	532,009
ING Bank N.V., 5.8%, 9/25/23 (n)		1,034,000	1,119,047
ING Bank N.V., FRN, 3.5%, 11/21/23	EUR	700,000	825,241
JPMorgan Chase & Co., 4.25%, 10/15/20		$2,000,000	2,132,548
JPMorgan Chase & Co., 3.125%, 1/23/25		1,197,000	1,147,064
Morgan Stanley, 3.875%, 4/29/24		1,500,000	1,523,849
Morgan Stanley, 2.2%, 12/07/18		709,000	712,001
Morgan Stanley, 5.5%, 7/28/21		484,000	544,679
Morgan Stanley, 3.95%, 4/23/27		650,000	619,062
Morgan Stanley, 4.3%, 1/27/45		407,000	384,060
Nationwide Building Society, 1.25%, 3/03/25	EUR	700,000	744,268
PNC Bank N.A., 2.6%, 7/21/20		$870,000	872,880
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	450,000	602,015
Royal Bank of Scotland Group PLC, 3.625% to 3/25/19, FRN to 3/25/24	EUR	700,000	805,487
Royal Bank of Scotland Group PLC, 8% to 2025, FRN to 8/10/45		$394,000	402,373
Wells Fargo & Co., 3%, 2/19/25		862,000	830,035
Wells Fargo & Co., 4.1%, 6/03/26		1,000,000	1,004,879
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/31/49		424,000	434,070

			$26,339,266
Medical & Health Technology & Services - 0.9%
Becton, Dickinson and Co., 3.734%, 12/15/24		$1,000,000	$997,115
Becton, Dickinson and Co., 4.685%, 12/15/44		258,000	254,050
Davita Healthcare Partners, Inc., 5%, 5/01/25		270,000	264,600
HCA, Inc., 4.75%, 5/01/23		1,301,000	1,318,876
Laboratory Corp. of America Holdings, 3.2%, 2/01/22		300,000	293,468
Laboratory Corp. of America Holdings, 4.7%, 2/01/45		1,026,000	936,535
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16		2,000,000	2,016,886

			$6,081,530
Medical Equipment - 0.5%
Medtronic, Inc., 3.5%, 3/15/25		$1,500,000	$1,493,907
Medtronic, Inc., 3.5%, 3/15/25		400,000	398,375
Zimmer Holdings, Inc., 4.25%, 8/15/35		1,209,000	1,111,042
Zimmer Holdings, Inc., 4.45%, 8/15/45		270,000	244,329

			$3,247,653
Metals & Mining - 0.7%
Cameco Corp., 5.67%, 9/02/19	CAD	775,000	$658,838
Glencore Finance Europe, 6.5%, 2/27/19	GBP	250,000	414,035
Kinross Gold Corp., 5.95%, 3/15/24		$834,000	707,863
Southern Copper Corp., 5.25%, 11/08/42		1,000,000	813,100
Southern Copper Corp., 5.875%, 4/23/45		1,687,000	1,448,947
Xstrata Finance Canada Ltd., 5.25%, 6/13/17	EUR	400,000	479,461

			$4,522,244
Midstream - 1.8%
Access Midstream Partner LP, 4.875%, 3/15/24		$1,000,000	$932,440
APT Pipelines Ltd., 5%, 3/23/35 (n)		799,000	738,751

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Midstream - continued
Energy Transfer Equity LP, 7.5%, 10/15/20		$1,421,000	$1,522,275
Energy Transfer Equity LP, 5.5%, 6/01/27		230,000	213,900
Energy Transfer Partners LP, 5.15%, 2/01/43		750,000	626,073
Energy Transfer Partners LP, 5.15%, 3/15/45		790,000	665,765
Enterprise Products Operating LLC, 1.65%, 5/07/18		887,000	879,273
Enterprise Products Operating LLC, 3.9%, 2/15/24		1,000,000	975,813
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24		2,000,000	1,853,244
Kinder Morgan, Inc., 2.25%, 3/16/27	EUR	400,000	377,581
Pembina Pipeline Corp., 4.81%, 3/25/44	CAD	906,000	638,525
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23		$1,500,000	1,456,875
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)		129,000	124,727
Williams Cos., Inc., 3.7%, 1/15/23		1,300,000	1,127,311

			$12,132,553
Mortgage-Backed - 1.7%
Fannie Mae, 3.99%, 7/01/21		$560,005	$610,934
Fannie Mae, 4%, 9/01/40 - 7/01/43		293,499	312,753
Fannie Mae, 4.68%, 9/01/19		200,000	221,513
Fannie Mae, 4.26%, 12/01/19		183,520	200,485
Fannie Mae, 4.88%, 3/01/20		593,246	639,765
Fannie Mae, 2.77%, 3/01/22		375,085	386,402
Fannie Mae, 4%, 2/01/45		2,570,669	2,739,219
Freddie Mac, 4%, 4/01/44		207,086	220,414
Freddie Mac, 1.426%, 8/25/17		613,000	617,009
Freddie Mac, 1.883%, 5/25/19		2,440,000	2,461,248
Freddie Mac, 2.637%, 1/25/23		2,595,000	2,609,976
Freddie Mac, 3.32%, 2/25/23		12,000	12,587

			$11,032,305
Natural Gas - Distribution - 0.2%
GNL Quintero S.A., 4.634%, 7/31/29 (n)		$1,600,000	$1,562,133

Network & Telecom - 1.4%
AT&T, Inc., 2.45%, 6/30/20		$816,000	$808,698
AT&T, Inc., 4.75%, 5/15/46		725,000	660,849
British Telecommunications PLC, 5.75%, 12/07/28	GBP	400,000	732,450
OTE PLC, 7.875%, 2/07/18	EUR	450,000	513,764
OTE PLC, 3.5%, 7/09/20	EUR	725,000	709,830
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	300,000	445,196
Telecom Italia S.p.A., 5.375%, 1/29/19	EUR	600,000	749,741
Verizon Communications, Inc., 2.625%, 2/21/20		$2,000,000	2,001,768
Verizon Communications, Inc., 4.5%, 9/15/20		500,000	537,125
Verizon Communications, Inc., 2.625%, 12/01/31	EUR	700,000	774,822
Verizon Communications, Inc., 6.55%, 9/15/43		$1,000,000	1,184,490

			$9,118,733
Oils - 0.1%
Valero Energy Corp., 4.9%, 3/15/45		$653,000	$590,710

Other Banks & Diversified Financials - 2.1%
Banco Popolare Societa Cooperativa, 3.5%, 3/14/19	EUR	930,000	$1,070,804
Bankia S.A., 3.5%, 1/17/19	EUR	600,000	700,162
Banque Federative du Credit Mutuel S.A., 3%, 5/21/24	EUR	500,000	573,625
CaixaBank S.A., 5% to 11/14/18, FRN to 11/14/23	EUR	500,000	591,761
Capital One Financial Corp., 2.35%, 8/17/18		$2,361,000	2,359,612

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Capital One Financial Corp., 3.2%, 2/05/25		$791,000	$735,840
Citigroup, Inc., 1.25%, 1/15/16		2,000,000	2,002,312
Citigroup, Inc., 2.15%, 7/30/18		1,264,000	1,263,751
Citigroup, Inc., 8.5%, 5/22/19		1,023,000	1,235,305
Discover Financial Services, 3.95%, 11/06/24		1,000,000	962,864
Discover Financial Services, 3.75%, 3/04/25		160,000	151,854
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	350,000	590,001
KBC Groep N.V., 1.875% to 3/11/22, FRN to 3/11/27	EUR	600,000	642,379
LBG Capital No.2 PLC, 6.385%, 5/12/20	EUR	700,000	885,484

			$13,765,754
Pharmaceuticals - 2.5%
AbbVie, Inc., 1.75%, 11/06/17		$2,000,000	$1,998,312
AbbVie, Inc., 2.5%, 5/14/20		928,000	917,479
Actavis Funding SCS, 3.8%, 3/15/25		466,000	450,985
Actavis Funding SCS, 4.85%, 6/15/44		750,000	686,009
Amgen, Inc., 2.3%, 6/15/16		2,000,000	2,019,190
Bayer AG, 3.00% to 7/01/20, FRN to 7/01/75	EUR	700,000	805,578
Celgene Corp., 1.9%, 8/15/17		$2,000,000	2,007,424
Celgene Corp., 2.875%, 8/15/20		1,532,000	1,534,823
EMD Finance LLC, 2.95%, 3/19/22 (n)		783,000	767,529
Gilead Sciences, Inc., 3.7%, 4/01/24		1,000,000	1,012,869
Hospira, Inc., 5.2%, 8/12/20		236,000	263,717
Mylan, Inc., 2.6%, 6/24/18		2,000,000	1,991,436
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		1,200,000	1,263,000
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		1,000,000	996,187

			$16,714,538
Printing & Publishing - 0.2%
Gannett Co., Inc., 5.125%, 10/15/19		$1,000,000	$1,032,500

Railroad & Shipping - 0.1%
Union Pacific Corp., 3.875%, 2/01/55		$611,000	$531,290

Real Estate - Apartment - 0.4%
Deutsche Annington Finance B.V., 2.125%, 7/09/22	EUR	650,000	$747,465
Deutsche Annington Finance B.V., 4.625% to 4/08/19, FRN to 4/08/74	EUR	500,000	581,161
ERP Operating LP, REIT, 4.625%, 12/15/21		$1,000,000	1,080,789

			$2,409,415
Real Estate - Office - 0.2%
Boston Properties LP, REIT, 3.7%, 11/15/18		$1,000,000	$1,044,735

Real Estate - Other - 0.1%
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/25		$566,000	$550,219

Real Estate - Retail - 0.6%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/22		$1,406,000	$1,404,736
Hammerson PLC, 2.75%, 9/26/19	EUR	450,000	536,476
Hammerson PLC, 6%, 2/23/26	GBP	350,000	657,133
Simon Property Group, Inc., REIT, 10.35%, 4/01/19		$1,000,000	1,256,900

			$3,855,245
Restaurants - 0.1%
YUM! Brands, Inc., 5.35%, 11/01/43		$750,000	$713,406

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Retailers - 1.2%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44		$750,000	$721,002
Best Buy Co., Inc., 5.5%, 3/15/21		1,208,000	1,283,500
Dollar General Corp., 3.25%, 4/15/23		1,000,000	951,189
Dufry Finance S.C.A., 4.5%, 8/01/23 (n)	EUR	134,000	156,007
Gap, Inc., 5.95%, 4/12/21		$1,609,000	1,781,554
Home Depot, Inc., 4.875%, 2/15/44		750,000	797,954
Kohl’s Corp., 4.25%, 7/17/25		1,888,000	1,838,038
Marks & Spencer PLC, 4.75%, 6/12/25	GBP	400,000	661,109

			$8,190,353
Specialty Chemicals - 0.3%
Ecolab, Inc., 4.35%, 12/08/21		$1,000,000	$1,074,940
Ecolab, Inc., 2.625%, 7/08/25	EUR	325,000	377,427
Mexichem S.A.B. de C.V., 5.875%, 9/17/44		$1,000,000	887,500

			$2,339,867
Supermarkets - 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	776,000	$663,670
Morrison (WM) Supermarkets, 3.5%, 7/27/26	GBP	250,000	347,661

			$1,011,331
Supranational - 0.2%
International Bank for Reconstruction and Development, 4.25%, 6/24/25	AUD	590,000	$457,018
International Finance Corp., 3.25%, 7/22/19	AUD	855,000	627,384

			$1,084,402
Telecommunications - Wireless - 1.2%
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	750,000	$1,017,131
American Tower Corp., REIT, 5%, 2/15/24		$1,500,000	1,566,003
Crown Castle International Corp., 5.25%, 1/15/23		1,400,000	1,464,750
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		1,563,000	1,555,967
T-Mobile USA, Inc., 6.25%, 4/01/21		1,546,000	1,596,709
Wind Acquisition Finance S.A., 4%, 7/15/20	EUR	450,000	509,512

			$7,710,072
Telephone Services - 0.1%
TELUS Corp., 5.05%, 7/23/20	CAD	785,000	$672,644

Tobacco - 0.8%
Altria Group, Inc., 2.85%, 8/09/22		$376,000	$361,733
Altria Group, Inc., 4%, 1/31/24		1,000,000	1,016,693
Imperial Tobacco Finance PLC, 4.25%, 7/21/25 (z)		1,341,000	1,325,536
Philip Morris International, Inc., 4.875%, 11/15/43		750,000	786,638
Reynolds American, Inc., 3.25%, 6/12/20		462,000	468,036
Reynolds American, Inc., 4%, 6/12/22		391,000	401,767
Reynolds American, Inc., 4.45%, 6/12/25		292,000	300,058
Reynolds American, Inc., 5.7%, 8/15/35		351,000	371,597

			$5,032,058
Transportation - Services - 0.2%
ERAC USA Finance LLC, 4.5%, 2/15/45 (n)		$153,000	$140,381
Heathrow Funding Ltd., 4.625%, 10/31/48	GBP	275,000	447,922
Hit Finance B.V., 4.875%, 10/27/21	EUR	450,000	604,173

			$1,192,476

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - 0.2%
Small Business Administration, 2.22%, 3/01/33		$1,035,212	$1,025,402

U.S. Treasury Obligations - 1.8%
U.S. Treasury Bonds, 4.5%, 8/15/39 (f)		$5,190,000	$6,687,331
U.S. Treasury Bonds, 3.625%, 2/15/44		4,685,000	5,320,160

			$12,007,491
Utilities - Electric Power - 1.1%
Dominion Resources, Inc., 2.5%, 12/01/19		$1,000,000	$1,002,757
E.CL S.A., 4.5%, 1/29/25 (n)		1,920,000	1,906,867
E.On International Finance, 6.375%, 6/07/32	GBP	300,000	567,096
EDP Finance B.V., 4.125%, 1/20/21	EUR	500,000	614,083
Enel S.p.A., 6.25%, 6/20/19	GBP	350,000	610,247
Enel S.p.A., 5.25%, 5/20/24	EUR	450,000	652,183
Enel S.p.A., 6.625% to 9/15/2021, FRN to 9/15/76	GBP	390,000	625,673
PPL Capital Funding, Inc., 5%, 3/15/44		$750,000	768,180
Southern Electric Power Distribution PLC, 4.625%, 2/20/37	GBP	300,000	501,343

			$7,248,429
Total Bonds			$568,634,506

Money Market Funds - 12.9%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)		85,071,802	$85,071,802
Total Investments			$653,706,308

Other Assets, Less Liabilities - 0.9%			6,217,846
Net Assets - 100.0%			$659,924,154

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $39,672,123, representing 6.0% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding LLC, “A”, FRN, 0.644%, 5/07/24	1/29/15	$1,999,545	$2,000,136
Crown European Holdings S.A., 3.375%, 5/15/25	4/28/15	1,097,350	1,043,599
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.508%, 6/17/21	4/08/15	2,288,348	2,290,752
Imperial Tobacco Finance PLC, 4.25%, 7/21/25	7/15/15	1,312,909	1,325,536
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.67%, 5/15/21	4/08/15	1,527,497	1,531,589
Smurfit Kappa Acquisitions, 2.75%, 2/01/25	2/11/15	847,125	805,002
Total Restricted Securities			$8,996,614
% of Net assets			1.4%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 8/31/15

Forward Foreign Currency Exchange Contracts at 8/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	13,520,183	10/09/15	$9,992,700	$9,603,320	$389,380
BUY	BRL	JPMorgan Chase Bank N.A.	6,141,135	9/02/15	1,684,025	1,693,335	9,310
SELL	BRL	Deutsche Bank AG	36,418,249	9/02/15-10/02/15	10,685,420	9,989,238	696,182
SELL	BRL	JPMorgan Chase Bank N.A.	17,538,396	9/02/15	4,894,482	4,835,977	58,505
SELL	CAD	Goldman Sachs International	3,550,612	10/09/15	2,710,481	2,698,593	11,888
SELL	CAD	Merrill Lynch International Bank	1,161,925	10/09/15	916,948	883,105	33,843
BUY	CZK	Citibank N.A.	14,293,000	10/09/15	582,503	593,773	11,270
BUY	EUR	Barclays Bank PLC	144,000	10/09/15	160,138	161,679	1,541
BUY	EUR	Goldman Sachs International	11,355,637	10/09/15	12,466,770	12,749,758	282,988
BUY	EUR	Merrill Lynch International Bank	1,350,000	10/09/15	1,472,410	1,515,738	43,328
BUY	EUR	UBS AG	18,622,078	10/09/15	20,378,121	20,908,294	530,173
SELL	GBP	Barclays Bank PLC	630,000	10/09/15	987,822	966,538	21,284
SELL	GBP	Goldman Sachs International	4,535,984	10/09/15	7,076,776	6,959,052	117,724
SELL	IDR	Barclays Bank PLC	75,187,278,114	10/07/15	5,464,192	5,307,696	156,496
SELL	INR	Barclays Bank PLC	105,916,000	10/07/15	1,615,066	1,582,406	32,660
SELL	INR	JPMorgan Chase Bank N.A.	295,622,000	10/07/15	4,489,324	4,416,651	72,673
BUY	JPY	Credit Suisse Group	1,807,319,012	10/09/15	14,773,524	14,916,628	143,104
BUY	JPY	Deutsche Bank AG	1,807,319,010	10/09/15	14,772,799	14,916,628	143,829
BUY	JPY	Goldman Sachs International	182,661,000	10/09/15	1,474,106	1,507,585	33,479
BUY	KRW	Barclays Bank PLC	7,838,605,000	10/13/15	6,618,208	6,619,059	851
BUY	KRW	JPMorgan Chase Bank N.A.	622,860,000	10/13/15	525,709	525,954	245
SELL	NOK	Goldman Sachs International	76,315,604	10/09/15	9,269,477	9,218,768	50,709
SELL	NZD	JPMorgan Chase Bank N.A.	3,425,000	10/09/15	2,255,519	2,164,492	91,027
SELL	NZD	Westpac Banking Corp.	22,686,485	10/09/15	14,983,062	14,337,142	645,920

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 8/31/15 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	PEN	Morgan Stanley Capital Services, Inc.	31,782	11/04/15	$9,806	$9,583	$223
BUY	PLN	Goldman Sachs International	5,021,000	10/09/15	1,308,049	1,328,209	20,160
BUY	SEK	Goldman Sachs International	12,037,926	10/09/15	1,410,072	1,423,141	13,069
SELL	THB	JPMorgan Chase Bank N.A.	164,325,000	9/14/15	4,634,095	4,576,204	57,891

							$3,669,752

Liability Derivatives
BUY	AUD	Barclays Bank PLC	364,000	10/09/15	$269,013	$258,547	$(10,466)
BUY	AUD	Goldman Sachs International	5,484,000	10/09/15	4,053,444	3,895,258	(158,186)
BUY	BRL	Deutsche Bank AG	24,559,384	9/02/15	6,962,227	6,771,920	(190,307)
BUY	BRL	JPMorgan Chase Bank N.A.	28,935,657	9/02/15-10/02/15	8,080,988	7,927,363	(153,625)
SELL	BRL	Deutsche Bank AG	6,141,135	9/02/15	1,684,025	1,693,335	(9,310)
BUY	CAD	Goldman Sachs International	459,000	10/09/15	353,183	348,857	(4,326)
BUY	CHF	UBS AG	5,107,000	10/09/15	5,394,329	5,289,714	(104,615)
SELL	DKK	Goldman Sachs International	884,502	10/09/15	131,403	133,092	(1,689)
SELL	EUR	Barclays Bank PLC	2,600,000	10/09/15	2,915,226	2,919,200	(3,974)
SELL	EUR	Citibank N.A.	230,103	10/09/15	254,422	258,352	(3,930)
SELL	EUR	Goldman Sachs International	9,254,362	10/09/15	10,125,570	10,390,512	(264,942)
SELL	EUR	JPMorgan Chase Bank N.A.	12,012,000	10/09/15	13,108,402	13,486,703	(378,301)
SELL	EUR	Royal Bank of Scotland Group PLC	950,000	10/09/15	1,044,257	1,066,631	(22,374)
BUY	GBP	Barclays Bank PLC	1,554,918	10/09/15	2,417,252	2,385,536	(31,716)
BUY	GBP	Goldman Sachs International	1,186,998	10/09/15	1,843,503	1,821,078	(22,425)
BUY	GBP	JPMorgan Chase Bank N.A.	8,412,000	10/09/15	13,117,886	12,905,588	(212,298)
BUY	GBP	Merrill Lynch International Bank	1,554,918	10/09/15	2,419,894	2,385,536	(34,358)
BUY	GBP	Morgan Stanley Capital Services, Inc.	703,003	10/09/15	1,098,020	1,078,539	(19,481)
BUY	ILS	Barclays Bank PLC	3,267,000	10/09/15	863,323	833,158	(30,165)
BUY	INR	Barclays Bank PLC	201,295,000	10/07/15	3,132,509	3,007,387	(125,122)
BUY	INR	JPMorgan Chase Bank N.A.	203,623,000	10/07/15	3,161,848	3,042,168	(119,680)
SELL	JPY	Goldman Sachs International	218,944,136	10/09/15	1,767,840	1,807,046	(39,206)
BUY	MXN	Goldman Sachs International	39,154,973	10/09/15	2,457,476	2,337,009	(120,467)
BUY	MYR	JPMorgan Chase Bank N.A.	8,250,000	10/26/15	2,149,557	1,956,373	(193,184)
BUY	NZD	Goldman Sachs International	420,135	10/09/15	277,448	265,512	(11,936)
BUY	NZD	JPMorgan Chase Bank N.A.	8,200,000	10/09/15	5,452,145	5,182,141	(270,004)
BUY	SGD	Goldman Sachs International	1,425,000	10/09/15	1,052,118	1,008,064	(44,054)
BUY	TRY	Goldman Sachs International	2,694,000	10/09/15	973,908	915,277	(58,631)
BUY	ZAR	Citibank N.A.	15,132,000	10/09/15	1,188,844	1,133,769	(55,075)

							$(2,693,847)

Futures Contracts at 8/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	13	$2,010,125	December - 2015	$5,236

Liability Derivatives
Interest Rate Futures
German Euro Bund 10 yr (Long)	EUR	32	$5,497,278	September - 2015	$(81,226)

At August 31, 2015, the fund had cash collateral of $1,030,000 and other liquid securities with an aggregate value of $188,544 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Concentration

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At August 31, 2015, the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$13,032,893	$—	$13,032,893
Non-U.S. Sovereign Debt	—	272,134,427	—	272,134,427
U.S. Corporate Bonds	—	165,971,384	—	165,971,384
Residential Mortgage-Backed Securities	—	11,032,305	—	11,032,305
Commercial Mortgage-Backed Securities	—	24,095,482	—	24,095,482
Asset-Backed Securities (including CDOs)	—	16,911,446	—	16,911,446
Foreign Bonds	—	65,456,569	—	65,456,569
Mutual Funds	85,071,802	—	—	85,071,802
Total Investments	$85,071,802	$568,634,506	$—	$653,706,308

Other Financial Instruments
Futures Contracts	$(75,990)	$—	$—	$(75,990)
Forward Foreign Currency Exchange Contracts	—	975,905	—	975,905

For further information regarding security characteristics, see the Portfolio of Investments.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$691,246,446
Gross unrealized appreciation	2,609,581
Gross unrealized depreciation	(40,149,719)
Net unrealized appreciation (depreciation)	$(37,540,138)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	50,813,644	339,696,867	(305,438,709)	85,071,802

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$65,715	$85,071,802

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2015, are as follows:

United States	47.4%
Japan	11.4%
Italy	7.5%
United Kingdom	5.8%
Spain	4.9%
Germany	3.3%
Canada	3.0%
France	2.3%
Australia	1.9%
Other Countries	12.5%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 15, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2015

*	Print name and title of each signing officer under his or her signature.